Significant Accounting Policies (Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges	$ 0	$ 0	$ 16.4
Intangible Assets [Abstract]
Gross Carrying Amount	569.5
Accumulated Amortization	(36.5)	0
Net Carrying Amount	533.0
Weighted Average Useful Life	13 years 8 months
Amortization of Intangible Assets	36.5
Predecessor
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges			$ 16.4
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life	20 years